Revenue (Details) - Schedule of Revenue Disaggregated by Geography - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue by geography:
Revenue	$ 1,470	$ 3,517	$ 2,249
% of Revenue	100.00%	100.00%	100.00%
China [Member]
Revenue by geography:
Revenue	$ 639	$ 1,476	$ 702
% of Revenue	43.50%	42.00%	31.20%
Hong Kong [Member]
Revenue by geography:
Revenue	$ 266		$ 35
% of Revenue	18.10%		1.60%
Sweden [Member]
Revenue by geography:
Revenue	$ 247	$ 1,276	$ 928
% of Revenue	16.80%	36.30%	41.20%
USA [Member]
Revenue by geography:
Revenue	$ 148	$ 135	$ 63
% of Revenue	10.10%	3.80%	2.80%
Germany [Member]
Revenue by geography:
Revenue	$ 81	$ 284	$ 351
% of Revenue	5.50%	8.10%	15.60%
Israel [Member]
Revenue by geography:
Revenue	$ 50	$ 25	$ 34
% of Revenue	3.40%	0.70%	1.50%
Italy [Member]
Revenue by geography:
Revenue		$ 124
% of Revenue		3.50%
Switzerland [Member]
Revenue by geography:
Revenue		$ 197	$ 53
% of Revenue		5.60%	2.40%
Other [Member]
Revenue by geography:
Revenue	$ 39		$ 83
% of Revenue	2.60%		3.70%